Employee Compensation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Employee Compensation
8.	Employee compensation

	2021	2020	2019
	$’000	$’000	$’000
Wages and salaries	49,931	36,205	32,245
Employer’s contribution to defined contribution plans	5,428	3,313	3,429
Other employee benefits	1,283	937	1,186
Share grant and option expenses (Note 24)	8,542	6,660	3,204

	65,184	47,115	40,064